Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents (note 4)	$ 150,078	$ 48,889
Short-term investments (note 4)	98,728	49,371
Trade and other receivables	369	325
Research tax credit receivable	1,000	724
Prepaid expenses and other assets	8,029	3,005
Total current assets	258,204	102,314
Non-current assets:
Right-of-use asset (note 5)	853	501
Other assets	218	198
Deferred tax asset (note11)	220
In-process research and development asset (note 6)	50,100	50,100
Total non-current assets	51,391	50,799
Total Assets	309,595	153,113
Current liabilities:
Trade and other payables (note 7)	16,674	5,495
Current income tax liabilities (note 11)	21
Lease liability (note 5)	254	156
Total current liabilities	16,949	5,651
Non-current liabilities:
Lease liability (note 5)	617	347
Total non-current liabilities	617	347
Total Liabilities	17,566	5,998
Shareholders' equity:
Share capital (note 8 (a))	799,391	575,286
Other equity (notes 8 (b) (i) and (ii))	37,664	31,360
Deficit	(554,324)	(468,829)
Accumulated other comprehensive income	9,298	9,298
Total Shareholders' Equity	292,029	147,115
Commitments and contingencies (note 13)
Total Liabilities and Shareholders' Equity	$ 309,595	$ 153,113